Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Shares	Non-Controlling Interest
Balance, value at Dec. 31, 2010	$ 1,005,451	$ 12,050	$ 281,594	$ (18,460)	$ 695,830	$ (4,321)	$ 38,758
Balance, shares at Dec. 31, 2010		42,693,340
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised	226,965	154,816
Stock issued during period, value, stock options exercised	3,833	43	3,790
Stock-based compensation	1,996		1,996
Tax benefit in respect of options exercised	169		169
Dividends paid	(61,633)				(61,633)
Purchase of treasury shares, shares		(240,368)
Purchase of treasury shares	(10,101)					(10,101)
Purchase of subsidiaries shares from non-controlling interest, net	(71,000)		(55,142)				(15,858)
Other comprehensive income, net of tax expense (benefit) of $10,400, $11,241, and $1,574	(37,262)			(37,766)			504
Net income attributable to non-controlling interests	(508)						(508)
Net loss attributable to non-controlling interest from discontinued operation	6,487						6,487
Net income attributable to Elbit Systems Ltd.'s shareholders	90,288				90,288
Balance, value at Dec. 31, 2011	927,720	12,093	232,407	(56,226)	724,485	(14,422)	29,383
Balance, shares at Dec. 31, 2011		42,607,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised	69,898	33,589
Stock issued during period, value, stock options exercised	1,352	12	1,340
Stock-based compensation	3,326		3,326
Tax benefit in respect of options exercised	161		161
Dividends paid	(50,616)				(50,616)
Purchase of treasury shares, shares		(759,632)
Purchase of treasury shares	(26,006)					(26,006)
Other comprehensive income, net of tax expense (benefit) of $10,400, $11,241, and $1,574	24,202			22,682			1,520
Net income attributable to non-controlling interests	2,608						2,608
Net income attributable to Elbit Systems Ltd.'s shareholders	167,879				167,879
Balance, value at Dec. 31, 2012	1,050,626	12,105	237,234	(33,544)	841,748	(40,428)	33,511
Balance, shares at Dec. 31, 2012	41,881,745	41,881,745
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised	1,094,592	705,754
Stock issued during period, value, stock options exercised	18,364	197	18,167
Stock-based compensation	440		440
Dividends paid	(75,549)				(50,649)		(24,900)
Purchase of treasury shares	0
Other comprehensive income, net of tax expense (benefit) of $10,400, $11,241, and $1,574	8,869			8,325			544
Net income attributable to non-controlling interests	8,002						8,002
Net income attributable to Elbit Systems Ltd.'s shareholders	183,417				183,417
Balance, value at Dec. 31, 2013	$ 1,194,169	$ 12,302	$ 255,841	$ (25,219)	$ 974,516	$ (40,428)	$ 17,157
Balance, shares at Dec. 31, 2013	42,587,499	42,587,499